Share capital - Summary of ordinary shares authorized, issued and fully paid (Detail) - shares	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance		169,331,000
Transfer of shares	22,363,466	0
Issuance of shares from offering		35,700,000
Ending balance		205,031,000
Class A ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		0
Transfer of shares		22,363,000
Issuance of shares from offering		35,700,000
Ending balance		58,063,000
Class B ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		169,331,000
Transfer of shares		(22,363,000)
Issuance of shares from offering		0
Ending balance		146,968,000